UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

ALLIANCEBERNSTEIN EQUITY

INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas,

New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2014

Date of reporting period: February 28, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Equity Income Fund

Portfolio of Investments

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.4%
Financials – 22.1%
Capital Markets – 2.1%
Ares Capital Corp.	480,180	$8,657,645
Federated Investors, Inc. – Class B(a)	330,080	9,044,192

		17,701,837

Commercial Banks – 2.0%
Fifth Third Bancorp	74,370	1,613,457
Wells Fargo & Co.	329,750	15,306,995

		16,920,452

Consumer Finance – 1.5%
Capital One Financial Corp.	103,215	7,579,078
Discover Financial Services	95,350	5,471,183

		13,050,261

Diversified Financial Services – 2.5%
Bank of America Corp.	665,320	10,997,740
JPMorgan Chase & Co.	188,360	10,702,615

		21,700,355

Insurance – 7.4%
American Financial Group, Inc./OH	150,240	8,587,718
American International Group, Inc.	168,940	8,408,144
Aon PLC	53,620	4,589,872
Assurant, Inc.	100,460	6,593,190
Chubb Corp. (The)	80,160	7,012,397
Everest Re Group Ltd.	13,590	2,028,172
Lincoln National Corp.	242,710	12,167,052
PartnerRe Ltd.	100,030	9,890,966
Travelers Cos., Inc. (The)	17,550	1,471,392
Validus Holdings Ltd.	52,880	1,946,513

		62,695,416

Real Estate Investment Trusts (REITs) – 5.9%
Ashford Hospitality Prime, Inc.	88,498	1,482,341
Ashford Hospitality Trust, Inc.	587,020	6,562,884
Associated Estates Realty Corp.	315,080	5,387,868
DDR Corp.	351,610	5,843,758
DiamondRock Hospitality Co.	331,980	4,189,588
Granite Real Estate Investment Trust	162,990	5,626,415
Hersha Hospitality Trust	619,000	3,478,780
LTC Properties, Inc.	145,490	5,482,063
Medical Properties Trust, Inc.	419,030	5,527,006
STAG Industrial, Inc.	277,850	6,476,683

		50,057,386

Thrifts & Mortgage Finance – 0.7%
Home Loan Servicing Solutions Ltd.	276,400	5,671,728

		187,797,435

Consumer Discretionary – 15.2%
Auto Components – 0.2%
Lear Corp.	25,540	2,073,848

Company	Shares	U.S. $ Value

Automobiles – 1.3%
Ford Motor Co.	697,850	$10,739,912

Hotels, Restaurants & Leisure – 1.1%
DineEquity, Inc.	56,100	4,698,375
McDonald’s Corp.	49,300	4,690,895

		9,389,270

Household Durables – 1.1%
Garmin Ltd.	80,000	4,292,800
PulteGroup, Inc.	260,455	5,466,950

		9,759,750

Media – 6.5%
Gannett Co., Inc.	459,180	13,660,605
Meredith Corp.	98,090	4,590,612
Regal Entertainment Group – Class A	627,730	11,550,232
Thomson Reuters Corp.(a)	118,220	4,059,675
Time Warner, Inc.	42,690	2,865,780
Twenty-First Century Fox, Inc. – Class A	305,880	10,259,215
Viacom, Inc. – Class B	90,012	7,896,753

		54,882,872

Multiline Retail – 1.0%
Macy’s, Inc.	151,320	8,755,375

Specialty Retail – 4.0%
GameStop Corp. – Class A	345,750	12,899,932
Office Depot, Inc.(b)	490,830	2,419,792
Staples, Inc.	589,540	8,011,849
TJX Cos., Inc. (The)	166,955	10,261,054

		33,592,627

		129,193,654

Information Technology – 13.1%
Communications Equipment – 1.7%
Cisco Systems, Inc.	280,520	6,115,336
Harris Corp.	109,310	8,069,264

		14,184,600

Computers & Peripherals – 4.8%
Apple, Inc.	46,680	24,564,883
Hewlett-Packard Co.	547,260	16,352,129

		40,917,012

IT Services – 1.6%
Western Union Co. (The) – Class W	133,287	2,229,892
Xerox Corp.	1,045,400	11,488,946

		13,718,838

Semiconductors & Semiconductor Equipment – 1.8%
Applied Materials, Inc.	485,130	9,198,065
Intel Corp.	256,995	6,363,196

		15,561,261

Company	Shares	U.S. $ Value

Software – 3.2%
CA, Inc.	121,060	$4,055,510
Electronic Arts, Inc.(b)	153,070	4,376,271
Microsoft Corp.	489,170	18,740,103

		27,171,884

		111,553,595

Health Care – 12.5%
Health Care Equipment & Supplies – 1.6%
Medtronic, Inc.	234,590	13,901,803

Pharmaceuticals – 10.9%
GlaxoSmithKline PLC (Sponsored ADR)	385,190	21,547,528
Johnson & Johnson	185,410	17,079,969
Merck & Co., Inc.	245,430	13,987,056
Pfizer, Inc.	923,480	29,652,943
Roche Holding AG (Sponsored ADR)	264,260	10,142,299

		92,409,795

		106,311,598

Energy – 8.9%
Energy Equipment & Services – 2.2%
Halliburton Co.	119,200	6,794,400
Seadrill Ltd.(a)	314,690	11,630,943

		18,425,343

Oil, Gas & Consumable Fuels – 6.7%
Chevron Corp.	97,570	11,252,748
Hess Corp.	162,810	13,029,684
Marathon Petroleum Corp.	85,450	7,177,800
Occidental Petroleum Corp.	144,620	13,958,723
Valero Energy Corp.	250,130	12,001,237

		57,420,192

		75,845,535

Consumer Staples – 6.8%
Food & Staples Retailing – 1.5%
Kroger Co. (The)	312,390	13,101,637

Food Products – 2.0%
Kraft Foods Group, Inc.	310,880	17,182,337

Household Products – 0.5%
Kimberly-Clark Corp.	34,450	3,801,557

Tobacco – 2.8%
Altria Group, Inc.	233,000	8,448,580
Philip Morris International, Inc.	185,280	14,991,005

		23,439,585

		57,525,116

Telecommunication Services – 6.0%
Diversified Telecommunication Services – 4.4%
AT&T, Inc.	616,610	19,688,358
CenturyLink, Inc.	314,720	9,838,147

Company	Shares	U.S. $ Value

Verizon Communications, Inc.	156,767	$7,458,974

		36,985,479

Wireless Telecommunication Services – 1.6%
Vodafone Group PLC (Sponsored ADR)	325,129	13,515,616

		50,501,095

Industrials – 5.6%
Aerospace & Defense – 2.3%
Boeing Co. (The)	32,700	4,215,684
Lockheed Martin Corp.	53,020	8,605,146
Northrop Grumman Corp.	43,960	5,320,479
Raytheon Co.	15,050	1,473,545

		19,614,854

Industrial Conglomerates – 2.4%
General Electric Co.	789,130	20,099,141

Machinery – 0.9%
Illinois Tool Works, Inc.	96,400	7,953,000

		47,666,995

Utilities – 4.1%
Electric Utilities – 2.9%
American Electric Power Co., Inc.	193,479	9,712,646
Edison International	185,560	9,717,777
PPL Corp.	162,000	5,230,980

		24,661,403

Gas Utilities – 0.7%
Atmos Energy Corp.	62,380	2,875,718
UGI Corp.	69,430	3,102,827

		5,978,545

Multi-Utilities – 0.5%
CenterPoint Energy, Inc.	183,520	4,340,248

		34,980,196

Materials – 2.1%
Chemicals – 2.1%
LyondellBasell Industries NV – Class A	198,890	17,518,231

Total Common Stocks
(cost $709,414,332)		818,893,450

		Principal Amount (000)
CORPORATES – NON-INVESTMENT GRADES – 1.1%
Financial Institutions – 1.1%
Banking – 1.1%
Citigroup, Inc.
5.95%, 1/30/23	U.S.$	3,224	3,183,700
Fifth Third Bancorp
5.10%, 6/30/23		3,376	3,089,040

		Principal Amount (000)	U.S. $ Value
Zions Bancorporation
5.80%, 6/15/23	U.S.$	3,334	$3,050,610

Total Corporates – Non-Investment Grades
(cost $9,797,000)			9,323,350

CORPORATES – INVESTMENT GRADES – 0.4%
Financial Institutions – 0.4%
Banking – 0.4%
JPMorgan Chase & Co.
Series Q 5.15%, 5/01/23 (cost $3,175,426)		3,266	3,086,370

Total Investments Before Security Lending Collateral for
Securities Loaned – 97.9%
(cost $722,386,758)			831,303,170

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%
Investment Companies – 2.8%
AllianceBernstein Exchange Reserves – Class I,
0.07%(c)
(cost $23,480,195)		23,480,195	23,480,195

Total Investments – 100.7%
(cost $745,866,953)(d)			854,783,365
Other assets less liabilities – (0.7)%			(5,556,903)

Net Assets – 100.0%			$849,226,462

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 28, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $122,269,661 and gross unrealized depreciation of investments was $(13,353,249), resulting in net unrealized appreciation of $108,916,412.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AllianceBernstein Equity Income Fund

February 28, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$818,893,450		$	– 0	–	$	– 0	–	$818,893,450
Corporates – Non-Investment Grades	– 0	–		9,323,350			– 0	–	9,323,350
Corporates – Investment Grades	– 0	–		3,086,370			– 0	–	3,086,370
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	23,480,195			– 0	–		– 0	–	23,480,195

Total Investments in Securities	842,373,645			12,409,720			– 0	–	854,783,365
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$842,373,645			$12,409,720		$	– 0	–	$854,783,365

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Equity Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 21, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: April 21, 2014